Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw Materials	$ 347.4	$ 362.0
Work in Process	157.7	149.7
Finished Goods	989.4	931.6
Inventories	1,494.5	1,443.3
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	197.0	190.6
Excess of estimated replacement cost over stated LIFO value	26.5	25.1
Reduction in cost of revenues as a result of liquidation of LIFO inventories	$ 0.1	$ 0.3	$ 0.2